Expense Example, No Redemption - The Gabelli Global Rising Income and Dividend Fund	Apr. 30, 2021 USD ($)
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 662
Expense Example, No Redemption, 3 Years	1,010
Expense Example, No Redemption, 5 Years	1,382
Expense Example, No Redemption, 10 Years	2,424
Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	619
Expense Example, No Redemption, 5 Years	1,174
Expense Example, No Redemption, 10 Years	2,687
Class AAA Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	856
Expense Example, No Redemption, 10 Years	1,962
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	749
Expense Example, No Redemption, 10 Years	$ 1,708